UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 24th Floor
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-13250
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dennis H. Leibowitz             New York, New York      February 14, 2012
-----------------------------      --------------------     ------------------
[Signature]                         [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          26
                                               -------------

Form 13F Information Table Value Total:         $206,627
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                    COM            037833100    15742    38,868 SH       SOLE                   38,868      0    0
AUTOZONE INC                 COM            053332102     9768    30,059 SH       SOLE                   30,059      0    0
CENTURYLINK INC              COM            156700106    14066   378,105 SH       SOLE                  378,105      0    0
CINEMARK HOLDINGS INC        COM            17243V102     8318   449,853 SH       SOLE                  449,853      0    0
CLEARWIRE CORP NEW           CL A           18538Q105     1998 1,029,720 SH       SOLE                1,029,720      0    0
COMCAST CORP NEW             CL A           20030N101    16548   697,935 SH       SOLE                  697,935      0    0
CROWN CASTLE INTL CORP       COM            228227104     6978   155,749 SH       SOLE                  155,749      0    0
ECHOSTAR CORP                CL A           278768106     1024    48,900 SH       SOLE                   48,900      0    0
INTERDIGITAL INC             COM            45867G101    11003   252,526 SH       SOLE                  252,526      0    0
INTERPUBLIC GROUP COS INC    COM            460690100     8262   849,087 SH       SOLE                  849,087      0    0
KNOLOGY INC                  COM            499183804     5716   402,554 SH       SOLE                  402,554      0    0
LIBERTY GLOBAL INC           COM SER A      530555101     8102   197,465 SH       SOLE                  197,465      0    0
LIBERTY INTERACTIVE CORPORAT INT COM SER A  53071M104     5513   339,972 SH       SOLE                  339,972      0    0
LIBERTY MEDIA CORPORATION    LIB CAP COM A  530322106    13599   174,233 SH       SOLE                  174,233      0    0
LIVEPERSON INC               COM            538146101     9726   774,993 SH       SOLE                  774,993      0    0
MICROSOFT CORP               COM            594918104     7334   282,526 SH       SOLE                  282,526      0    0
NETFLIX INC                  COM            64110L106     4504    65,000 SH  CALL SOLE                   65,000      0    0
QUALCOMM INC                 COM            747525103    13901   254,128 SH       SOLE                  254,128      0    0
RIGNET INC                   COM            766582100    10223   610,709 SH       SOLE                  610,709      0    0
SIGNET JEWELERS LIMITED      SHS            G81276100    14224   323,575 SH       SOLE                  323,575      0    0
SIRIUS XM RADIO INC          COM            82967N108     5687 3,124,804 SH       SOLE                3,124,804      0    0
SYNCHRONOSS TECHNOLOGIES INC COM            87157B103     2487    82,315 SH       SOLE                   82,315      0    0
TANGOE INC                   COM            87582Y108       52     3,400 SH       SOLE                    3,400      0    0
TIME WARNER INC              COM NEW        887317303     5840   161,597 SH       SOLE                  161,597      0    0
TW TELECOM INC               COM            87311L104     2434   125,585 SH       SOLE                  125,585      0    0
VIACOM INC NEW               CL B           92553P201     3578    78,800 SH       SOLE                   78,800      0    0